Financial liabilities - Conditions and statement of liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended		3 Months Ended
	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Financial liabilities
Nominal amount				€ 43,415				€ 22,539
Borrowings drawdowns				21,695	€ 1,587
Carrying amount				€ 42,957				€ 22,539
Secured Bank Loans With Maturity Period 2017 To 22
Financial liabilities
Nominal interest rate (as a percent)				2.95%		2.95%		2.95%
Nominal amount				€ 301				€ 505
Carrying amount				€ 301				€ 505
Secured Bank Loans With Maturity Period 2022 To 27
Financial liabilities
Nominal interest rate (as a percent)				7.93%		7.93%
Nominal amount | $						$ 22,348
Carrying amount | $						$ 21,890
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)				4.75%		4.75%		4.75%
Nominal amount				€ 499				€ 499
Carrying amount				€ 499				€ 499
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)				3.75%		3.75%		3.75%
Nominal amount				€ 2,372				€ 2,329
Carrying amount				€ 2,372				€ 2,329
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)				4.50%		4.50%		4.50%
Nominal amount				€ 402				€ 482
Carrying amount				402				482
Bank overdrafts, one and three
Financial liabilities
Nominal amount				901				981
Lease liabilities
Financial liabilities
Nominal amount				17,493				18,724
Carrying amount				€ 17,493				€ 18,724
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)				5.40%		5.40%		5.40%
Nominal interest rate at commencement of leases				2.10%		2.10%		2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)				9.10%		9.10%		9.10%
Nominal interest rate at commencement of leases				3.50%		3.50%
Overdraft facility | Bank overdrafts, two
Financial liabilities
Short-term deposits, pledged as security				€ 2,500				€ 2,500
Second Overdraft facility | Bank overdrafts, one and three
Financial liabilities
Short-term deposits, pledged as security				€ 500
Loan facility
Financial liabilities
Nominal interest rate (as a percent)	7.93%	7.93%					7.93%
Nominal amount	€ 40,200	€ 40,200					$ 45,000
Transaction costs	€ 648	€ 648
Effective interest rate (as a percent)	10.51%	10.51%					10.51%
Loan facility | Floor rate
Financial liabilities
Adjustment to interest rate	0.07%	0.07%					0.07%
Loan facility first tranche
Financial liabilities
Borrowings drawdowns	€ 22,300		$ 25,000
Borrowings covenant, Minimum required revenue		€ 30,000
Loan facility second tranche
Financial liabilities
Borrowings available, Subject to achievement of product revenue	€ 17,900	17,900					$ 20,000
Borrowings, Revenue achievement threshold		44,700	$ 50,000
Borrowings covenant, Minimum required revenue		€ 40,000